                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     December 31, 2001



                                 MORGAN STANLEY

                                 2001 Annual Report

                                 Conservative Portfolio
                                 Moderate Portfolio
                                 Aggressive Portfolio





                                 Morgan Stanley
                                 Investment Management Inc.
                                 Investment Adviser


MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN AND DIRECTOR

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Thomas P. Gerrity
DIRECTOR

Gerard E. Jones
DIRECTOR

Joseph J. Kearns
DIRECTOR

Vincent R. McLean
DIRECTOR

E. Oscar Morong, Jr.
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Michael Nugent
DIRECTOR

Fergus Reid
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Lorraine Truten
VICE PRESIDENT

Mary E. Mullin
SECRETARY

James A. Gallo
TREASURER

Belinda A. Brady
ASSISTANT TREASURER

INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR
Morgan Stanley & Co., Inc.
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN
J.P. Morgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

LEGAL COUNSEL
Mayer, Brown & Platt LLP
1675 Broadway
New York, New York 10019

INVESTMENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116


For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolios, please call 1-800-354-8185 or visit our website at www.morganstanley.com/im.

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Table of Contents


President's Letter                                                            2

Managers' Report and Portfolio of Investments by
   Portfolio:

   Conservative Portfolio                                                     4

   Moderate Portfolio                                                         7

   Aggressive Portfolio                                                      10

Statement of Assets and Liabilities                                          13

Statement of Operations                                                      14

Statement of Changes in Net Assets                                           15

Financial Highlights                                                         16

Notes to Financial Statements                                                19


This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Strategic Adviser Fund, Inc. To receive a prospectus, which contains more complete information such as charges, expenses, risk considerations and describes in detail each of the portfolio's investment policies to the prospective investor call 1-800-354-8185. Please read the prospectus carefully before you invest or send money.

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     December 31, 2001

PRESIDENT'S LETTER

DEAR SHAREHOLDERS:

We are pleased to present to you the Fund's Annual Report for the year ended December 31, 2001. Our fund currently offers three portfolios that are intended to provide investors a range of asset allocation strategies designed to accommodate different investors' philosophies, goals and risk tolerances. Set forth below is a general market review for 2001.

In this Report, you will find portfolio commentary, performance statistics and other useful information for each of the Fund's portfolio.

MARKET OVERVIEW

December closed a tumultuous year for equities and the economy, but a banner run for fixed-income. As a result of the bear market that dominated 2001, stocks ended down for two years in a row, only the second time that has happened in the past half century. After suffering the sharpest weekly drop since the Great Depression, markets recovered smartly in the final months of the year. The stock gains offered hope that the recently declared recession was near an end.

The Dow Jones Industrial Average ended the year down 7.1%, despite a gain of 21.7% from its September lows to the end of the year. During the latter time period, the S&P 500 appreciated 18.9%, while its full-year loss was 13.0%. The Russell 2000, the small-cap index, performed much better, rising 1% for the year.

The technology indexes enjoyed a particularly strong rally in the final quarter of 2001. The Nasdaq grew 37% from late September to the end of the year. Despite the last minute bounce, the Nasdaq ended 2001 down 21.1%. The PSE Technology index had similar performance, losing 15.6% in 2001.

For the year, both the S&P Barra Growth and S&P Barra Value indexes were down about 13%. But that similarity obscures significant changes during the course of the year. In the first quarter of 2001, value stocks far outpaced growth stocks. After that point, the two classes reversed and growth outperformed for the remainder of the year.

For most of the year, the MSCI EAFE index mirrored U.S. markets, although returns were handicapped by a rising dollar. For the year to date, most of the country indexes that make up MSCI EAFE had similarly dismal performance, each losing close to a quarter of their value. Both the yen and the euro lost ground to the dollar over the course of the year, falling 15% and 6% respectively.

The Federal Reserve eased aggressively throughout 2001, battling a dramatically slowing economy as well as the major shock of September 11. The Board of Governors began the most recent easing cycle with a surprise cut on January 3, making a total of 11 cuts during the year. In the process the target fed funds rate was slashed from 6.5% to 1.75%. Just three months into the easing cycle, the economy ended its record expansion and began a recession, or so the official arbiters declared. Then, just when the economy appeared to be on the mend, terrorist attacks halted economic activity. Afterwards, the Fed rushed to provide liquidity to the system. In the final weeks of 2001, economic indicators appeared to turn more sanguine. Various measures of consumer confidence upticked in December, housing continued to remain strong, the Conference Board's index of leading economic indicators turned positive, and initial jobless claims moderated.

Fixed-income markets retreated in the final months of 2001 after phenomenal performance earlier in the year. The Lehman Brothers Aggregate Bond index advanced 8.4% for the year, despite negative returns during the final quarter. Throughout the course of the year, short-term treasury yields fell along with the fed funds rate, changing the slope of the yield curve. The 3-month treasury bill shed 417 basis points, while the 30-year bond barely budged.

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     December 31, 2001

MARKET OUTLOOK

As difficult as 2001 was, the worst might be over. We believe the economy currently possesses all the right ingredients for a recovery. The federal government has injected nearly $100 billion dollars into the economy, the Federal Reserve brought the fed funds rate to its lowest level in 40 years, and energy prices have plunged. And economic recovery is the best fuel for the market. After an aggressive fed easing cycle and the end of a recession, the market has historically enjoyed a strong rebound. We, therefore, believe that the market will likely enjoy a recovery in 2002.


Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
President

February 2002

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Investment Overview

CONSERVATIVE PORTFOLIO

COMPOSITION OF NET ASSETS
(AT DECEMBER 31, 2001)

[CHART]
--------------------------------------------------------------------------------

U.S. Fixed Income Funds                 79.4%
U.S. Equity Funds                       19.0
Other                                    1.6

--------------------------------------------------------------------------------

PERFORMANCE COMPARED TO THE LEHMAN 1-3 YEAR GOVERNMENT BOND INDEX AND THE COMPOSITE INDEX(1)

                                                            TOTAL RETURNS(2)
--------------------------------------------------------------------------------
                                                                        AVERAGE
                                                                         ANNUAL
                                                                          SINCE
                                                            ONE YEAR  INCEPTION
-------------------------------------------------------------------------------
Portfolio - Class A(3)                                        4.07%     5.87%
Portfolio - Class B(3)                                        4.03%     5.65%
Lehman 1-3 Year Government
   Bond Index                                                 8.53%     6.64%
Composite Index                                               4.21%     6.20%

(1) The Lehman 1-3 Year Government Bond Index is comprised of government agency and treasury securities with maturities of 1-3 years. The Composite Index is a composite comprised of 70% of the Lehman 1-3 Year Government Bond Index, 20% of the S&P 500 Index and 10% of the Salomon High Yield Market Index.

(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)  Commenced operations on December 31, 1997.



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

COMPARISON OF THE CHANGE IN VALUE OF A $10,000
INVESTMENT

[CHART]

                 CONSERVATIVE   CONSERVATIVE    LEHMAN 1-3 YEAR
                  PORTFOLIO -    PORTFOLIO -      GOVERNMENT       COMPOSITE
                    CLASS A        CLASS B       BOND INDEX(1)     INDEX (1)
          *1997      $10,000       $10,000          $10,000         $10,000
           1998      $10,776       $10,752          $10,696         $11,108
           1999      $11,712       $11,648          $11,014         $11,817
           2000      $12,070       $11,975          $11,914         $12,207
           2001      $12,561       $12,458          $12,930         $12,721

*Commenced operations on December 31, 1997

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

The Conservative Portfolio seeks the highest level of long-term total return that is consistent with a relatively conservative level of risk. The Portfolio invests primarily in certain fixed income portfolios, and, to a lesser degree, certain equity portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF") Class A shares and the Morgan Stanley Institutional Fund Trust ("MSIFT") Institutional Class shares. The Portfolio's assets are normally allocated within the ranges of 75%-85% fixed income and 15%-25% equities. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying funds.

For the one year ended December 31, 2001, the Portfolio had a total return of 4.07% for the Class A shares and 4.03% for the Class B shares compared to 8.53% for the Lehman 1-3 Year Government Bond Index (the "Lehman Index") and 4.21% for the Composite Index.

Our asset allocation during the year has varied significantly. We entered the year with a mildly underweight allocation to equities. As the market reached oversold conditions in March, we added to our equity position to bring equities to an overweight position.

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Investment Overview

CONSERVATIVE PORTFOLIO continued

The rally in April through mid-May brought equity valuations back to extended levels, and we again reduced exposure to an underweight position. We remained underweight until late September, when the market fall reached an oversold pitch and attractive valuations. We then brought equities to a neutral position in late September, and captured the market rally until November, when we resumed a more defensive allocation. As of December 31, 2001, our allocation to U.S. fixed income mutual funds was 79.4%, including a 7.6% allocation to high yield funds. Our allocation to U.S. equity funds was 19.0%.

Our performance during the past year has been roughly in line with passive benchmarks. Several allocation and security selection strategies added relative value during this period. These strategies included Value Equity (-1.6%) which outperformed the S&P 500 for this period, as market participants scrutinized valuations more carefully. Exposure to the Mid Cap Value strategy in the first quarter also added value, as the Portfolio rose 1.2%, on the back of strong performance from both mid cap stocks and value strategies. The performance of the Limited Duration Portfolio (+8.6%) was also strong relative to the Lehman Index (+8.5%), as spreads narrowed to Treasuries.

Offsetting these positive contributors to performance, several strategies detracted from results. These included the underperformance of the MSIFT High Yield Portfolio (-5.8%) relative to the Salomon High Yield Market Index (+5.4%), as the Portfolio continued to own telecommunications debt, which suffered further deterioration of credit quality. Growth strategies within stocks continued to suffer, as the MSIF Equity Growth Portfolio (-15.0%) underperformed the S&P 500 Index (-11.2%).

In the aftermath of the strong equity rally in late September through November, we reduced our exposure to risky assets. Believing that an economic recovery would be tepid at best, we were wary that better economic performance would not translate into stronger profits. We are currently underweighted to equities, and overweighted to high quality bonds. Our high yield allocation is also currently slightly underweight.


January 2002

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Conservative Portfolio

                                     FINANCIAL STATEMENTS
                                     December 31, 2001

PORTFOLIO OF INVESTMENTS

                                                                        VALUE
                                                          SHARES        (000)
--------------------------------------------------------------------------------
INVESTMENTS (100.9%)
--------------------------------------------------------------------------------
U.S. FIXED INCOME FUNDS (79.4%)
   MSIFT High Yield Portfolio,
     Institutional Class                                   72,986         $  411

   MSIFT Limited Duration Portfolio,
     Institutional Class                                  366,976          3,864
--------------------------------------------------------------------------------
                                                                           4,275
--------------------------------------------------------------------------------
U.S. EQUITY FUNDS (19.0%)
   MSIF Equity Growth Portfolio,
     Class A                                               29,664            513
   MSIF Value Equity Portfolio,
     Class A                                               52,585            509
--------------------------------------------------------------------------------
                                                                           1,022
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.5%)
   J.P. Morgan Securities, Inc., 1.63%,
     due 1/02/02                                          (a)$134            134
--------------------------------------------------------------------------------
Total Investments (100.9%) (Cost $5,437)                                   5,431
Other Assets and Liabilites - Net (-0.9%)                                    (48)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                         $5,383
--------------------------------------------------------------------------------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at Decmber 31, 2001. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.


    The accompanying notes are an integral part of the financial statements

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Investment Overview

MODERATE PORTFOLIO

COMPOSITION OF NET ASSETS
(AT DECEMBER 31, 2001)

[CHART]
--------------------------------------------------------------------------------

U.S. Fixed Income Funds                 48.4%
U.S. Equity Funds                       31.6
International Equity Funds              13.8
Other                                    6.2

--------------------------------------------------------------------------------

PERFORMANCE COMPARED TO THE S&P 500 INDEX AND THE COMPOSITE INDEX(1)

                                                         TOTAL RETURNS(2)
--------------------------------------------------------------------------------
                                                                        AVERAGE
                                                                         ANNUAL
                                                                          SINCE
                                                   ONE YEAR           INCEPTION
--------------------------------------------------------------------------------
Portfolio - Class A(3)                               -1.67%               5.41%
Portfolio - Class B(3)                               -1.94%               5.13%
S&P 500 Index                                       -11.88%               5.66%
Composite Index                                      -3.44%               5.41%

(1) The S&P 500 Index is comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation. The Composite Index is a composite comprised of 40% of the Lehman Intermediate Government/Corporate Bond Index, 35% of the S&P 500 Index, 15% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and 10% of the Salomon High Yield Market Index.

(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)  Commenced operations on December 31, 1997.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.


COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

[CHART]

                  MODERATE     MODERATE
                  PORTFOLIO-   PORTFOLIO-    S&P 500    COMPOSITE
                   CLASS A      CLASS B      INDEX(1)    INDEX(1)
          *1997    $10,000      $10,000      $10,000    $10,000
           1998    $10,993      $10,957      $12,857    $11,706
           1999    $12,729      $12,660      $15,562    $13,044
           2000    $12,555      $12,456      $14,143    $12,783
           2001    $12,345      $12,214      $12,463    $12,343

*Commenced operations on December 31, 1997

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

The Moderate Portfolio seeks the highest level of long-term total return consistent with a relatively moderate level of risk primarily through investment in a mix of fixed income and equity portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF") Class A shares and the Morgan Stanley Institutional Fund Trust ("MSIFT") Institutional Class shares. The Portfolio's assets are normally allocated within the range of 45%-55% equities and 45%-55% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying funds.

For the one year ended December 31, 2001, the Portfolio had a total return of -1.67% for the Class A shares and -1.94% for the Class B shares compared to -11.88% for the S&P 500 Index and -3.44% for the Composite Index.

Our asset allocation during the year has varied significantly. We entered the year with a mildly underweight allocation to equities. As the market reached oversold conditions in March, we added to our equity position to bring equities to an overweight position. The rally in April through mid-May brought equity valuations back to extended levels, and we again reduced exposure to an underweight position. We remained underweight until late

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Investment Overview

MODERATE PORTFOLIO continued

September, when the market fall reached an oversold pitch and attractive valuations. We then brought equities to a neutral position in late September, and captured the market rally until November, when we resumed a more defensive allocation. As of December 31, 2001, our allocation to U.S. equity mutual funds was 31.6%, and our allocation to international equity mutual funds was 13.8%. Our allocation to U.S. fixed income mutual funds was 48.4% including an allocation to high yield of 7.6%.

Our performance for the first half exceeded passive benchmarks. Several allocation and security selection strategies added value during this period. These strategies included Value Equity (-1.6%) which outperformed the S&P 500 for this period, as market participants scrutinized valuations more carefully. Exposure to the Mid Cap Value strategy in the first quarter also added value, as the Portfolio rose 1.2%, on the back of strong performance from both mid cap stocks and value strategies. The performance of the MSIFT Intermediate Duration Portfolio (+10.0%) was also strong relative to the Lehman Intermediate Government/Corporate Bond Index (+9.0%), as spreads narrowed to Treasurys. The value orientation of the MSIF International Magnum Portfolio (-18.7%) and the overweight to Europe of the MSIF Active International Allocation Portfolio (-17.6%) also added value, as these strategies outperformed MSCI EAFE (-21.7%). Our variation of exposure to equities also added value, as we remained underweight during periods of market decline. Offsetting these positive contributors to performance, several strategies detracted from results. These included the underperformance of the MSIFT High Yield Portfolio (-5.8%) relative to the Salomon High Yield Market Index (+5.4%), as the Portfolio continued to own telecommunications debt, which suffered further deterioration in credit quality. Growth strategies within stocks continued to suffer, as the MSIF Equity Growth Portfolio (-15.0%) underperformed the S&P 500 Index (-11.9%).

In the aftermath of the strong equity rally in late September through November, we reduced our exposure to risky assets. Believing that an economic recovery would be tepid at best, we were wary that better economic performance would not translate into stronger profits. We are currently underweighted to equities (both U.S. and non-U.S.), and overweighted to high quality bonds. Our high yield allocation is also currently slightly underweight.

January 2002

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Moderate Portfolio

                                     FINANCIAL STATEMENTS
                                     December 31, 2001

PORTFOLIO OF INVESTMENTS

                                                                         VALUE
                                                        SHARES           (000)
--------------------------------------------------------------------------------
INVESTMENTS (98.0%)
--------------------------------------------------------------------------------
U.S. FIXED INCOME FUNDS (48.4%)
   MSIFT High Yield Portfolio,
     Institutional Class                                  157,940        $   889
   MSIFT Limited Duration Portfolio,
     Institutional Class                                   25,100            264
   MSIFT Intermediate Duration Portfolio,
     Institutional Class                                  441,000          4,520
--------------------------------------------------------------------------------
                                                                           5,673
--------------------------------------------------------------------------------
U.S. EQUITY FUNDS (31.6%)
   MSIF Equity Growth Portfolio,
     Class A                                              103,753          1,794
   MSIF Value Equity Portfolio,
     Class A                                              197,095          1,908
--------------------------------------------------------------------------------
                                                                           3,702
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS (13.8%)
   MSIF Active International
     Allocation Portfolio, Class A                         59,866            518
   MSIF International Magnum
     Portfolio, Class A                                   117,429          1,097
--------------------------------------------------------------------------------
                                                                           1,615
--------------------------------------------------------------------------------

                                                            FACE
                                                           AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.2%)
   J.P. Morgan Securities, Inc., 1.63%,
     due 1/02/02                                          (a)$497            497
--------------------------------------------------------------------------------
Total Investments (98.0%) (Cost $11,641)                                  11,487
Other Assets and Liabilites - Net (2.0%)                                     234
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                        $11,721
--------------------------------------------------------------------------------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at December 31, 2001. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    The accompanying notes are an integral part of the financial statements

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Investment Overview

AGGRESSIVE PORTFOLIO

COMPOSITION OF NET ASSETS
(AT DECEMBER 31, 2001)

[CHART]
--------------------------------------------------------------------------------

U.S. Equity Funds                       45.5%
International Equity Funds              34.1
U.S. Fixed Income Funds                 15.2
Other                                    5.2

--------------------------------------------------------------------------------

PERFORMANCE COMPARED TO THE MSCI WORLD INDEX AND THE COMPOSITE INDEX(1)

                                                           TOTAL RETURNS(2)
--------------------------------------------------------------------------------
                                                                          TOTAL
                                                                         RETURN
                                                                          SINCE
                                                         ONE YEAR     INCEPTION
--------------------------------------------------------------------------------
Portfolio - Class A(3)                                     -7.71%         5.46%
Portfolio - Class B(3)                                     -8.02%         5.21%
MSCI World Index                                          -16.82%         2.91%
Composite Index                                            -9.72%         4.08%

(1) The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region, including dividends. The Composite Index is a composite comprised of 50% of |the Russell 3000 Index, 25% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, 15% of the Lehman Aggregate Bond Index and 10% of the IFC Investable Emerging Markets Index.

(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

(3)  Commenced operations on December 31, 1997.


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT

[CHART]

                 AGGRESSIVE    AGGRESSIVE
                  PORTFOLIO-    PORTFOLIO-    MSCI WORLD  COMPOSITE
                   CLASS A       CLASS B        INDEX(1)   INDEX(1)
          *1997    $10,000       $10,000        $10,000    $10,000
           1998    $10,838       $10,823        $12,434    $11,616
           1999    $14,557       $14,490        $15,535    $14,300
           2000    $13,404       $13,321        $13,487    $12,999
           2001    $12,371       $12,253        $11,218    $11,735

*Commenced operations on December 31, 1997

In accordance with SEC regulations, Portfolio performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested.

The Aggressive Portfolio seeks the highest level of long-term capital appreciation that is consistent with a relatively high level of risk primarily through investment in certain equity portfolios, and, to a lesser degree certain fixed income portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF") Class A shares and the Morgan Stanley Institutional Fund Trust ("MSIFT") Institutional Class shares. The Portfolio's assets are normally allocated within the range of 80%-90% equities and 10%-20% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying funds.

For the one year ended December 31, 2001, the Portfolio had a total return of -7.71% for the Class A shares and -8.02% for the Class B shares compared to -16.82% for the MSCI World Index and -9.72% for the Composite Index.

Our asset allocation during the year has varied significantly. We entered the year with a mildly underweight allocation to equities. As the market reached oversold conditions in March, we added to our equity position to bring equities to an overweight position. The rally in April through mid-May brought equity valuations back to extended levels, and we again reduced exposure to an underweight position. We remained underweight until late

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Investment Overview

AGGRESSIVE PORTFOLIO continued

September, when the market fall reached an oversold pitch and attractive valuations. We then brought equities to a neutral position in late September, and captured the market rally until November, when we resumed a more defensive allocation. As of December 31, 2001, our allocation to U.S. equity mutual funds was 45.5%, and our allocation to international equity mutual funds was 34.1%. Our allocation to high quality U.S. fixed income was 15.2%.

Our performance for the first half has exceeded passive benchmarks. Several allocation and security selection strategies added value during this period. These strategies included Value Equity (-1.6%) which outperformed the Russell 3000 Index (-11.5%) for this period, as valuations began to be scrutinized more carefully by market participants. Exposure to the Mid Cap Value strategy also added value, as the Portfolio returned -3.3%, on the back of better performance from both mid cap stocks and value strategies. The performance of the MSIFT Fixed Income Portfolio (+10.4 %) was also strong relative to the Lehman Aggregate (+8.4%), as spreads narrowed to Treasurys. The value orientation of the MSIF International Magnum Portfolio (-18.7%) and the overweight to Europe of the MSIF Active International Allocation Portfolio (-17.6%) also added value, as these strategies outperformed MSCI EAFE (-21.7%). Our variation of exposure to equities also added relative value, as we remained underweight during periods of market decline.The main detractors from performance were growth oriented equity strategies, which continue to face a challenging market environment. The MSIF Equity Growth Portfolio (-15.0%), the MSIF Mid Cap Growth Portfolio (-29.6%), and the MSIF Small Cap Growth Portfolio (-20.6%) all underperformed the Russell 3000 Index.

In the aftermath of the strong equity rally in late September through November, we reduced our exposure to risky assets. Believing that an economic recovery would be tepid at best, we were wary that better economic performance would not translate into stronger profits. We are currently underweighted to equities (both U.S. and non-U.S.), and overweighted to high quality bonds.


January 2002

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Aggressive Portfolio

                                     FINANCIAL STATEMENTS
                                     December 31, 2001

PORTFOLIO OF INVESTMENTS

                                                                         VALUE
                                                          SHARES          (000)
--------------------------------------------------------------------------------
INVESTMENTS (98.3%)
--------------------------------------------------------------------------------
U.S. EQUITY FUNDS (45.5%)
   MSIFT Mid Cap Growth Portfolio,
     Institutional Class                                   12,885        $   225
   MSIFT Mid Cap Value Portfolio,
     Institutional Class                                   18,020            366
   MSIF Equity Growth Portfolio,
     Class A                                              112,463          1,944
   MSIF U.S. Real Estate  Portfolio,
     Class A                                               13,441            197
   MSIF Value Equity Portfolio,
     Class A                                              203,287          1,968
--------------------------------------------------------------------------------
                                                                           4,700
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS (34.1%)
   MSIF Active International Allocation
     Portfolio, Class A                                   112,579            974
   MSIF Emerging Markets
     Portfolio, Class A                                   107,565          1,163
         MSIF International Magnum
                  Portfolio, Class A                      148,454          1,386
--------------------------------------------------------------------------------
                                                                           3,523
--------------------------------------------------------------------------------
U.S. FIXED INCOME FUNDS (15.2%)
   MSIFT Fixed Income Portfolio,
     Institutional Class                                  110,896          1,290
   MSIFT Limited Duration Portfolio,
     Institutional Class                                   26,536            279
--------------------------------------------------------------------------------
                                                                           1,569
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT
                                                          (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.5%)
   J.P. Morgan Securities, Inc., 1.63%,
     due 1//02/02                                         (a)$360            360
--------------------------------------------------------------------------------
Total Investments (98.3%) (Cost $10,924)                                  10,152
Other Assests and Liabilities - Net (1.7%)                                   182
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                        $10,334
--------------------------------------------------------------------------------

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at Decmber 31, 2001. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    The accompanying notes are an integral part of the financial statements
12

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Financial Statements

                                     Statements of Assets and Liabilities
                                     December 31, 2001

                                                      CONSERVATIVE     MODERATE  AGGRESSIVE
                                                         PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                             (000)        (000)        (000)
-------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                                     $5,437      $11,641     $10,924
-------------------------------------------------------------------------------------------
   Investments, at Value                                    $5,431      $11,487     $10,152
   Cash                                                         44           --          29
   Receivable for Portfolio Shares Sold                         36          240         237
   Receivable for Investments Sold                              --           23          --
   Deferred Organization Costs                                  20           20          20
   Receivable from Investment Adviser                            3            2          14
-------------------------------------------------------------------------------------------
TOTAL ASSETS                                                 5,534       11,772      10,452
-------------------------------------------------------------------------------------------
LIABILITIES
   Payable for Investments Purchased                           (74)          --         (62)
   Payable for Portfolio Shares Redeemed                       (45)          --          (2)
   Professional Fees Payable                                   (22)         (34)        (28)
   Administrative Fees Payable                                  (3)          (8)        (12)
   Custodian Fees Payable                                       (3)          (4)         (5)
   Shareholder Reporting Fees Payable                           (3)          (4)         (8)
   Other Liabilities                                            (1)          (1)         (1)
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                             (151)         (51)       (118)
-------------------------------------------------------------------------------------------
NET ASSETS                                                  $5,383      $11,721     $10,334
-------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid in Capital                                          $5,576      $12,879     $11,839
   Accumulated Net Realized Loss                              (187)      (1,004)       (733)
   Unrealized Depreciation on Investments                       (6)        (154)       (772)
-------------------------------------------------------------------------------------------
NET ASSETS                                                  $5,383      $11,721     $10,334
-------------------------------------------------------------------------------------------
CLASS A:
NET ASSETS                                                  $4,740      $11,090     $ 9,701
SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
   (Authorized 1,500,000 shares)                               497        1,255       1,115
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE    $ 9.53      $  8.84     $  8.70
-------------------------------------------------------------------------------------------
CLASS B:
NET ASSETS                                                  $  643      $   631     $   633
   SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
   (Authorized 1,500,000 shares)                                67           72          73
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE    $ 9.54      $  8.83     $  8.70
-------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Financial Statements

                                     Statements of Operations
                                     For the Year Ended December 31, 2001

                                                            CONSERVATIVE   MODERATE  AGGRESSIVE
                                                               PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                                   (000)      (000)       (000)
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends Distributed from Underlying Funds                     $ 231      $ 437       $ 223
   Interest                                                           12          3           3
-----------------------------------------------------------------------------------------------
TOTAL INCOME                                                         243        440         226
-----------------------------------------------------------------------------------------------
EXPENSES:
   Administrative Fees:
   Basic Fee                                                          13         26          26
   Less: Fees Waived                                                 (13)       (26)        (26)
                                                                    ----       ----        ----
                                                                      --         --          --
   Professional Fees                                                  28         46          40
   Shareholder Reporting                                              10         35          42
   Filing and Registration Fees                                       25         27          27
   Amortization of Organizational Costs                               20         20          20
   Custodian Fees                                                     10         15          18
   Distribution Fees on Class B Shares                                 2          2          --
   Other Expenses                                                      2          2           2
   Expenses Reimbursed by Adviser                                    (78)      (120)       (123)
-----------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                    19         27          26
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                224        413         200
-----------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS):
   Investments Sold                                                 (121)      (826)       (636)
-----------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
   Investments                                                        75        292        (202)
-----------------------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND CHANGE IN UNREALIZED DEPRECIATION        (46)      (534)       (838)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ 178      $(121)      $(638)
-----------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Financial Statements

                                     Statements of Changes in Net Assets

                                              CONSERVATIVE PORTFOLIO    MODERATE PORTFOLIO         AGGRESSIVE PORTFOLIO
                                              ----------------------   -----------------------    ----------------------
                                              YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,    YEAR ENDED DECEMBER 31,
                                              ----------------------   -----------------------    ----------------------
                                                 2001         2000         2001         2000          2001        2000
INCREASE IN NET ASSETS OPERATIONS:              (000)        (000)        (000)        (000)         (000)       (000)
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                      $   224     $    212      $   413      $   472       $   200    $    522
   Net Realized Gain (Loss)                      (121)         (55)        (826)          69          (636)        320
   Change in Unrealized
     Appreciation (Depreciation)                   75          (61)         292         (629)         (202)     (1,428)
---------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                    178           96         (121)         (88)         (638)       (586)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   CLASS A:
   Net Investment Income                         (207)        (171)        (371)        (342)         (153)       (307)
   Net Realized Gain                               --           --          (81)        (137)         (158)       (536)
   In Excess of Net Realized Gain                  --           (8)          --         (129)           --          --
   CLASS B:
   Net Investment Income                          (27)         (44)         (20)         (38)           (9)        (33)
   Net Realized Gain                               --           --           (8)         (16)          (12)        (61)
   In Excess of Net Realized Gain                  --           (2)          --          (15)           --          --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                           (234)        (225)        (480)        (677)         (332)       (937)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
   Subscribed                                   5,744        2,300        8,784        2,254         8,292       4,098
   Distributions Reinvested                       206          179          452          608           311         842
   Redeemed                                    (3,470)      (4,480)      (3,208)      (2,272)       (4,043)     (3,737)
   CLASS B:
   Subscribed                                      --           --          294           --            --          --
   Distributions Reinvested                        27           46           28           68            21          95
   Redeemed                                        --           --         (295)          --            --          --
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Share
     Transactions                               2,507       (1,955)       6,055          658         4,581       1,298
---------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets      2,451       (2,084)       5,454         (107)        3,611        (225)

NET ASSETS:
     Beginning of Period                        2,932        5,016        6,267        6,374         6,723       6,948
---------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD                            $ 5,383     $  2,932      $11,721      $ 6,267       $10,334    $  6,723
---------------------------------------------------------------------------------------------------------------------------
   UNDISTRIBUTED NET INVESTMENT INCOME
     INCLUDED IN END OF PERIOD NET ASSETS          --     $      1           --           --            --          --
---------------------------------------------------------------------------------------------------------------------------
   (1)Capital Share Transactions:
---------------------------------------------------------------------------------------------------------------------------
   CLASS A:
   Shares Subscribed                              587          226          960          213           913         338
   Shares Issued on Reinvesting Distributions      22           19           51           65            35          85
   Shares Redeemed                               (353)        (442)        (355)        (214)         (450)       (309)
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Class A Shares Outstanding     256         (197)         656           64           498         114
---------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Subscribed                               --           --           --           --            --          --
   Shares Issued on Reinvesting Distributions       2            5            3            7             3          10
   Shares Redeemed                                 --           --           --           --            --          --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Class B Shares Outstanding       2            5            3            7             3          10
---------------------------------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Financial Highlights

                                     Conservative Portfolio

SELECTED PER SHARE DATA AND RATIOS:

                                                                                       CLASS A
                                                              -------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,              ONE DAY ENDED
-------------------------------------------------------------------------------------------------------------  DECEMBER 31,
                                                                2001          2000         1999         1998       1997*
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  9.60        $10.09       $10.18       $10.00      $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.42          0.56         0.56         0.35         --
Net Realized and Unrealized Gain (Loss)                         (0.04)        (0.26)        0.31         0.42         --
---------------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                              0.38          0.30         0.87         0.77         --
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                                           (0.45)        (0.76)       (0.76)       (0.46)        --
Net Realized Gain                                                 --            --         (0.13)       (0.11)        --
In Excess of Net Realized Gain                                    --          (0.03)       (0.07)       (0.02)        --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                          (0.45)        (0.79)       (0.96)       (0.59)        --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  9.53        $ 9.60       $10.09       $10.18      $10.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    4.07%         3.06%        8.69%        7.76%       0.00%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $ 4,740        $2,313       $4,414       $3,141      $  517
Ratio of Expenses to Average Net Assets(1)                      0.43%         0.28%        0.31%        0.32%     0.00%(a)
Ratio of Net Investment Income to Average
   Net Assets(1)                                                7.81%         6.08%        5.02%        5.31%     0.00%(a)
Portfolio Turnover                                                92%           59%          61%         129%          0%
---------------------------------------------------------------------------------------------------------------------------
(1)Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income               $  0.15        $ 0.19       $ 0.27       $ 0.27      $ 0.00
   Ratios Before Expense Limitation:
     Expenses to Average Net Assets                             2.64%         2.38%        2.74%        4.45%     0.00%(a)
   Net Investment Income to Average
     Net Assets                                                 5.60%         3.99%        2.59%        1.21%     0.00%(a)
---------------------------------------------------------------------------------------------------------------------------

                                                                                       CLASS B
                                                              -------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,              ONE DAY ENDED
-------------------------------------------------------------------------------------------------------------  DECEMBER 31,
                                                                2001          2000         1999         1998       1997*
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  9.59        $10.08       $10.18       $10.00      $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.49          0.66         0.50         0.52         --
Net Realized and Unrealized Gain (Loss)                         (0.12)        (0.38)        0.33         0.23         --
---------------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                              0.37          0.28         0.83         0.75         --
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                                           (0.42)        (0.74)       (0.73)       (0.44)        --
Net Realized Gain                                                 --            --         (0.13)       (0.11)        --
In Excess of Net Realized Gain                                    --          (0.03)       (0.07)       (0.02)        --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                          (0.42)        (0.77)       (0.93)       (0.57)        --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  9.54        $ 9.59       $10.08       $10.18      $10.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    4.03%         2.81%        8.33%        7.52%       0.00%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $   643        $  619       $  602       $  555      $  516
Ratio of Expenses to Average Net Assets (2)                     0.68%         0.54%        0.56%        0.57%     0.00%(a)
Ratio of Net Investment Income to Average
   Net Assets (2)                                               7.74%         6.40%        4.73%        5.06%     0.00%(a)
Portfolio Turnover                                                92%           59%          61%         129%          0%
---------------------------------------------------------------------------------------------------------------------------
(2)Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income               $  0.22        $ 0.24       $ 0.25       $ 0.42      $ 0.00
   Ratios Before Expense Limitiation:
     Expenses to Average Net Assets                             2.89%         2.63%        2.90%        4.70%     0.00%(a)
   Net Investment Income to Average
     Net Assets                                                 5.37%         4.09%        2.39%        0.96%     0.00%(a)
---------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations
(a)  Annualized
     The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

     The accompanying notes are an integral part of the financial statements
16

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Financial Highlights

                                     Moderate Portfolio

SELECTED PER SHARE DATA AND RATIOS:

                                                                                       CLASS A
                                                              -------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,              ONE DAY ENDED
-------------------------------------------------------------------------------------------------------------  DECEMBER 31,
                                                                2001          2000         1999         1998       1997*
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $   9.40        $10.69       $10.49       $10.00      $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.34          0.78         0.39         0.28       --
Net Realized and Unrealized Gain (Loss)                         (0.50)        (0.94)        1.23         0.71       --
---------------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                             (0.16)        (0.16)        1.62         0.99       --
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                                           (0.32)        (0.64)       (0.89)       (0.43)      --
Net Realized Gain                                               (0.08)        (0.25)       (0.47)       (0.03)      --
In Excess of Net Realized Gain                                    --          (0.24)       (0.06)       (0.04)      --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                          (0.40)        (1.13)       (1.42)       (0.50)      --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $   8.84        $ 9.40       $10.69       $10.49      $10.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (1.67%)       (1.37%)      15.79%        9.93%       0.00%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $ 11,090        $5,624       $5,720       $4,580      $  517
Ratio of Expenses to Average Net Assets (1)                     0.27%         0.21%        0.23%        0.25%     0.00%(a)
Ratio of Net Investment Income to Average
   Net Assets (1)                                               4.46%         7.43%        3.59%        4.26%     0.00%(a)
Portfolio Turnover                                                71%           59%          87%         139%          0%
---------------------------------------------------------------------------------------------------------------------------
(1)Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income              $   0.11        $ 0.16       $ 0.26       $ 0.22      $ 0.00
   Ratios Before Expense Limitation:
     Expenses to Average Net Assets                             1.83%         1.70%        2.58%        3.63%     0.00%(a)
   Net Investment Income to Average
     Net Assets                                                 2.90%         5.95%        1.23%        0.88%     0.00%(a)
---------------------------------------------------------------------------------------------------------------------------

                                                                                       CLASS B
                                                              -------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,              ONE DAY ENDED
-------------------------------------------------------------------------------------------------------------  DECEMBER 31,
                                                                2001          2000         1999         1998       1997*
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $   9.39        $10.68       $10.48       $10.00      $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.40          0.73         0.37         0.42       --
Net Realized and Unrealized Gain (Loss)                         (0.59)        (0.92)        1.23         0.53       --
---------------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                             (0.19)        (0.19)        1.60         0.95       --
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                                           (0.29)        (0.61)       (0.87)       (0.40)      --
Net Realized Gain                                               (0.08)        (0.25)       (0.47)       (0.03)      --
In Excess of Net Realized Gain                                    --          (0.24)       (0.06)       (0.04)      --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                          (0.37)        (1.10)       (1.40)       (0.47)      --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $   8.83        $ 9.39       $10.68       $10.48      $10.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (1.94%)       (1.61%)      15.54%        9.57%       0.00%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                        $    631        $  643       $  654       $  566      $  516
Ratio of Expenses to Average Net Assets (2)                     0.52%         0.46%        0.48%        0.50%     0.00%(a)
Ratio of Net Investment Income to Average
   Net Assets (2)                                               4.21%         7.22%        3.35%        4.01%     0.00%(a)
Portfolio Turnover                                                71%           59%          87%         139%          0%
---------------------------------------------------------------------------------------------------------------------------
(2)Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income              $   0.17        $ 0.16       $ 0.26       $ 0.35      $ 0.00
   Ratios Before Expense Limitation:
     Expenses to Average Net Assets                             2.08%         1.95%        2.81%        3.88%     0.00%(a)
   Net Investment Income to Average
     Net Assets                                                 2.51%         5.74%        1.02%        0.63%     0.00%(a)
---------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations
(a)  Annualized
     The ratios of expense to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

     The accompanying notes are an integral part of the financial statements

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     Financial Highlights

                                     Aggressive Portfolio

SELECTED PER SHARE DATA AND RATIOS:

                                                                                       CLASS A
                                                              -------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,              ONE DAY ENDED
-------------------------------------------------------------------------------------------------------------  DECEMBER 31,
                                                                2001          2000         1999         1998       1997*
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $ 9.77        $12.30       $10.49       $10.00      $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.17          0.83         0.24         0.13         --
Net Realized and Unrealized Gain (Loss)                         (0.92)        (1.80)        3.29         0.70         --
---------------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                             (0.75)        (0.97)        3.53         0.83         --
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                                           (0.14)        (0.57)       (0.86)       (0.24)        --
Net Realized Gain                                               (0.18)        (0.99)       (0.86)       (0.01)        --
In Excess of Net Realized Gain                                    --            --           --         (0.09)        --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                          (0.32)        (1.56)       (1.72)       (0.34)        --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 8.70        $ 9.77       $12.30       $10.49      $10.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (7.71%)       (7.92%)      34.31%        8.38%       0.00%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $9,701        $6,035       $6,200       $4,194       $ 517
Ratio of Expenses to Average Net Assets (1)                     0.29%         0.27%        0.28%        0.31%     0.00%(a)
Ratio of Net Investment Income to Average
   Net Assets (1)                                               2.35%         7.44%        1.36%        2.18%     0.00%(a)
Portfolio Turnover                                                63%           50%         106%         188%          0%
---------------------------------------------------------------------------------------------------------------------------
(1)Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income                $ 0.12        $ 0.15       $ 0.42       $ 0.23      $ 0.00
   Ratios Before Expense Limitation:
     Expenses to Average Net Assets                             2.02%         1.62%        2.66%        4.19%     0.00%(a)
   Net Investment Income (Loss) to Average
     Net Assets                                                 0.62%         6.12%       (1.03%)      (1.69)%    0.00%(a)
---------------------------------------------------------------------------------------------------------------------------

                                                                                       CLASS B
                                                              -------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,              ONE DAY ENDED
-------------------------------------------------------------------------------------------------------------  DECEMBER 31,
                                                                2001          2000         1999         1998       1997*
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $ 9.78        $12.30       $10.50       $10.00      $10.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.17          0.79         0.19         0.20         --
Net Realized and Unrealized Gain (Loss)                         (0.95)        (1.78)        3.30         0.62         --
---------------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                             (0.78)        (0.99)        3.49         0.82         --
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income                                           (0.12)        (0.54)       (0.83)       (0.22)        --
Net Realized Gain                                               (0.18)        (0.99)       (0.86)       (0.01)        --
In Excess of Net Realized Gain                                    --            --           --         (0.09)        --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                          (0.30)        (1.53)       (1.69)       (0.32)        --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $ 8.70        $ 9.78       $12.30       $10.50      $10.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (8.02%)       (8.07%)      33.88%        8.23%       0.00%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                          $  633        $  688       $  748       $  559      $  516
Ratio of Expenses to Average Net Assets (2)                     0.54%         0.52%        0.53%        0.56%     0.00%(a)
Ratio of Net Investment Income to Average Net Assets (2)        2.10%         7.05%        1.00%        1.93%     0.00%(a)
Portfolio Turnover                                                63%           50%         106%         188%          0%
---------------------------------------------------------------------------------------------------------------------------
(2)Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income                $ 0.16        $ 0.15       $ 0.46       $ 0.41      $ 0.00
   Ratios Before Expense Limitation:
     Expenses to Average Net Assets                             2.27%         1.87%        2.93%        4.44%     0.00%(a)
   Net Investment Income (Loss) to Average
     Net Assets                                                 0.36%         5.74%       (1.39%)      (1.94)%    0.00%(a)
---------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations
(a)  Annualized
     The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

     The accompanying notes are an integral part of the financial statements

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     December 31, 2001

NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategic Adviser Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a type of mutual fund often described as a "fund of funds." The Fund consists of three separate investment portfolios: Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio, (each a "Portfolio" and collectively, the "Portfolios") that invest primarily in different combinations of the Class A shares of certain investment portfolios of Morgan Stanley Institutional Fund, Inc. and Institutional Class shares of certain investment portfolios of of Morgan Stanley Institutional Fund Trust (each an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund currently offers two classes of shares, Class A and Class B shares. Both classes have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The investment objective of the Conservative, Moderate and Aggressive Portfolios is to seek the highest level of long-term total return that is consistent with a relatively conservative level, moderate level or high level of risk, respectively.


A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.


1. SECURITY VALUATION: Investments in the Underlying Funds are valued at the net asset value per share of the Underlying Fund at the close of each valuation day. Short-term securities with a maturity date of less than 60 days are valued at amortized cost which approximates market value.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. ORGANIZATIONAL COSTS: The Fund incurred organizational costs of approximately $297,000 which have been capitalized and allocated equally to each Portfolio. Such costs are being amortized on a straight line basis over a period of five years beginning on December 31, 1997, the date the Fund commenced operations. Morgan Stanley Investment Management Inc. has agreed that in the event any of its initial shares which comprised the Fund at inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

5. OTHER: Realized gains and losses from the sale of the Underlying Funds are determined on the specific identified cost basis. Dividend income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares of a Portfolio based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

   The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The book/tax differences are either temporary or permanent in nature. Temporary differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on investments.

     The accompanying notes are an integral part of the financial statements

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     December 31, 2001

   Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

B. INVESTMENT ADVISER AND ADMINISTRATOR: Morgan Stanley Investment Management Inc. ("Adviser" or "M.S. Investment Management"), a wholly-owned subsidiary of Morgan Stanley & Co., allocates the Portfolios' investments in the Underlying Funds within the applicable ranges for each Portfolio, at no charge, under the terms of an Investment Advisory and Management Agreement (the "Agreement"). The Adviser also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and J.P. Morgan Chase Bank ("JPMorganChase"), JPMorganChase provides certain administrative services to the Fund through its corporate affiliate J.P. Morgan Investor Services Company ("JPMIS"). For such services, the Adviser pays JPMIS a portion of the fee the Adviser receives from the Fund. Certain employees of JPMIS are officers of the Fund.

The Adviser has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses of the Portfolios plus the operating expenses of the Underlying Funds attributable to the shares owned by the Portfolios, expressed as a percentage of average daily net assets, exceed the maximum annual ratios indicated as follows:

                                              MAXIMUM
                                            EXPENSE RATIO
-------------------------------------------------------------------------------
PORTFOLIO                                CLASS A    CLASS B
-------------------------------------------------------------------------------
Conservative Portfolio                     0.80%      1.05%
Moderate Portfolio                         0.90%      1.15%
Aggressive Portfolio                       1.10%      1.35%

C. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley & Co., and an affiliate of M.S. Investment Management, serves as the distributor of the Fund and provides Class B shareholders of each applicable Portfolio with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Distributor is entitled to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive, from time to time, all or a portion of its distribution fee.

D. CUSTODIAN: JPMorganChase serves as the custodian of the investments and cash of the Portfolios.

E. PURCHASES AND SALES: For the year ended December 31, 2001, purchases and sales of Underlying Funds were as follows:

                                   PURCHASES      SALES
PORTFOLIO                              (000)      (000)
-------------------------------------------------------
Conservative Portfolio               $ 6,116     $3,689
Moderate Portfolio                    11,777      6,501
Aggressive Portfolio                   9,236      5,297

For the year ended December 31, 2001, the Fund had no purchases and sales of long-term U.S. Government securities.

F. OTHER: At December 31, 2001, cost and unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                         NET
                                                   UNREALIZED
                          UNREALIZED    UNREALIZED    APPREC.
                   COST     APPREC.       DEPREC.    (DEPREC.)
PORTFOLIO         (000)      (000)         (000)        (000)
-------------------------------------------------------------
Conservative
   Portfolio    $ 5,579        $--      $  (148)   $  (148)
Moderate
   Portfolio     12,438         --         (951)      (951)
Aggressive
   Portfolio     11,568         --       (1,416)    (1,416)

At December 31, 2001, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through December 31, of the year indicated.

                                        2008       2009
                                       (000)      (000)
-------------------------------------------------------
Conservative Portfolio                    12         26
Moderate Portfolio                        --        174
Aggressive Portfolio                      --         51

     The accompanying notes are an integral part of the financial statements

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     December 31, 2001

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Net capital and net currency losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio intends to defer to January 1, 2002 for U.S. Federal income tax purposes, post-October currency losses and post-October capital losses.

                                     CAPITAL   CURRENCY
                                       (000)      (000)
-------------------------------------------------------
Conservative Portfolio                     8         --
Moderate Portfolio                        33         --
Aggressive Portfolio                      39         --

The realized gain distribution amounts shown in the Statement of Changes in Net Assets for the years ended December 31, 2001 and December 31, 2000, include short-term realized gains which are treated as ordinary income for tax purposes of $0 and $114,000 for the Moderate Portfolio and $0 and $122,000 for the Aggressive Portfolio, respectively.

Certain Portfolios have investments in Underlying Funds which invest in high-yield and/or foreign securities.

Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. In addition, these investments tend to have thinner trading markets which may result in less availability of price quotations and a risk that amounts realized upon disposition of a security will differ from such quotations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated and U.S. security market transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

G. SUPPLEMENTAL PROXY INFORMATION (UNAUDITED): On October 11, 2001, a special meeting of the shareholders of the Fund was held. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:

                                    VOTES IN      VOTES
                                    FAVOR OF    AGAINST
-------------------------------------------------------
John D. Barrett II                 2,056,171        105
Barton M. Biggs                    2,056,171        105
Thomas P. Gerrity                  2,056,171        105
Gerard E. Jones                    2,056,171        105
Joseph J. Kearns                   2,056,171        105
Vincent R. McLean                  2,056,171        105
C. Oscar Morong, Jr.               2,056,171        105
William G. Morton, Jr.             2,056,171        105
Michael Nugent                     2,056,171        105
Fergus Reid                        2,056,171        105
Ronald E. Robison                  2,056,171        105

     The accompanying notes are an integral part of the financial statements

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     December 31, 2001

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

We have audited the accompanying statements of assets and liabilities of the Morgan Stanley Strategic Adviser Fund, Inc. (comprising, respectively, the Conservative Portfolio, the Moderate Portfolio and the Aggressive Portfolio) (the "Fund") as of December 31, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period then ended and for the one day ended December 31, 1997, were audited by other auditors whose report, dated February 8, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Morgan Stanley Strategic Adviser Fund, Inc. at December 31, 2001, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                     /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2002

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     December 31, 2001

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2001, the percentage of dividends paid that qualify for the 70% dividend received deduction for corporate shareholders for the Conservative, Moderate and Aggressive Portfolios are 8.09%, 8.87% and 22.46%, respectively.

For the year ended December 31, 2001, the following Portfolios intend to distribute long-term capital gains totaling:

                                                                          LONG-TERM
                                                                        CAPITAL GAINS
                                                                            (000)
-------------------------------------------------------------------------------------
                                 Moderate Portfolio                         $  89
                                 Aggressive Portfolio                         170

For the year ended December 31, 2001, the following Portfolios earned income from U.S. Federal obligations of:

                                                                        U.S. FEDERAL
                                                                         OBLIGATIONS
-------------------------------------------------------------------------------------
                                 Conservative Portfolio                        1.98%
                                 Moderate Portfolio                            2.32%
                                 Aggressive Portfolio                          1.25%

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     December 31, 2001

DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                               NUMBER OF
                                        TERM OF                                                PORTFOLIOS
                                        OFFICE AND                                             IN FUND
                            POSITION(S) LENGTH OF                                              COMPLEX
NAME, AGE AND ADDRESS       HELD WITH   TIME           PRINCIPAL OCCUPATION(S)                 OVERSEEN BY
OF DIRECTOR                 REGISTRANT  SERVED*        DURING PAST 5 YEARS                     DIRECTOR**
----------------------------------------------------------------------------------------------------------
John D. Barrett II (66)     Director    Director  Chairman and Director of Barrett Associates,     78
565 Fifth Avenue                        since     Inc. (investment counseling).
New York, NY 10017                      1996

Thomas P. Gerrity (60)      Director    Director  Professor of Management, formerly Dean,          78
219 Grays Lane                          since     Wharton School of Business, University of
Haverford, PA 19041                     2001      Pennsylvania; formerly Director, IKON Office
                                                  Solutions, Inc., Fiserv, Digital Equipment
                                                  Corporation, Investor Force Holdings, Inc.
                                                  and Union Carbide Corporation.

Gerard E. Jones (65)        Director    Director  Of Counsel, Shipman & Goodwin, LLP               78
Shipman & Goodwin, LLP                  since     (law firm).
43 Arch Street                          1996
Greenwich, CT 06830

Joseph J. Kearns (59)       Director    Director  Investment consultant; formerly CFO of           78
6287 Via Escondido                      since     The J. Paul Getty Trust.
Malibu, CA 90265                        2001

Vincent R. McLean (70)      Director    Director  Formerly Executive Vice President, Chief
702 Shackamaxon Drive                   since     Financial Officer, Director and Member of the
Westfield, NJ 07090                     2001      Executive Committee of Sperry Corporation
                                                 (now part of Unisys Corporation).

C. Oscar Morong, Jr. (66)   Director    Director  Managing Director, Morong Capital                78
1385 Outlook Drive West                 since     Management; formerly Senior Vice President
Mountainside, NJ 07092                  2001      and Investment Manager for CREF, TIAA-CREF
                                                 Investment Management, Inc. (investment
                                                 management); formerly Director, The
                                                 Indonesia Fund (mutual fund).

William G. Morton, Jr. (64) Director    Director  Chairman Emeritus and former Chief Executive     78
100 Franklin Street                     since     Officer of Boston Stock Exchange.
Boston, MA 02110                        2000

Michael Nugent (65)         Director    Director  General Partner, Triumph Capital, L.P.           78
c/o Triumph Capital, L.P.               since     (private investment partnership); formerly,
237 Park Avenue                         2001      Vice President, Bankers Trust Company
New York, NY 10017                               and BT Capital Corporation.

Fergus Reid (69)            Director    Director  Chairman and Chief Executive Officer of          78
85 Charles Colman Blvd.                 since     Lumelite Plastics Corporation.
Pawling, NY 12564                       1996


NAME, AGE AND ADDRESS         OTHER DIRECTORSHIPS HELD BY
OF DIRECTOR                   DIRECTOR
--------------------------------------------------------------
John D. Barrett II (66)       Director of the Ashforth Company
565 Fifth Avenue              (real estate).
New York, NY 10017

Thomas P. Gerrity (60)        Director, ICG Commerce, Inc.;
219 Grays Lane                Sunoco; Fannie Mae; Reliance
Haverford, PA 19041           Group Holdings, Inc., CVS
                              Corporation and Knight-Ridder, Inc.

Gerard E. Jones (65)          Director of Tractor Supply
Shipman & Goodwin, LLP        Company, Tiffany Foundation, and
43 Arch Street                Fairfield County Foundation
Greenwich, CT 06830

Joseph J. Kearns (59)         Director, Electro Rent Corporation
6287 Via Escondido            and The Ford Family Foundation.
Malibu, CA 90265

Vincent R. McLean (70)        Director, Banner Life Insurance
702 Shackamaxon Drive         Co.; William Penn Life Insurance
Westfield, NJ 07090           Company of New York

C. Oscar Morong, Jr. (66)     Trustee and Chairman of the mutual
1385 Outlook Drive West       funds in the Smith Barney/CitiFunds
Mountainside, NJ 07092        fund complex; Director, Ministers
                              and Missionaries Benefit Board of
                              American Baptist Churches.

William G. Morton, Jr. (64)   Director of Radio Shack Corporation
100 Franklin Street           (electronics).
Boston, MA 02110

Michael Nugent (65)           Director of various business
c/o Triumph Capital, L.P.     organizations; Chairman of the
237 Park Avenue               Insurance Committee and Director
New York, NY 10017            or Trustee of the retail families of
                              funds advised by Morgan Stanley
                              Investment Advisors Inc.

Fergus Reid (69)              Trustee and Director of approximately
85 Charles Colman Blvd.       30 investment companies in the
Pawling, NY 12564             JPMorgan Funds complex managed
                              by JPMorgan Investment
                              Management Inc.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     December 31, 2001

INTERESTED DIRECTORS:

                                                                                               NUMBER OF
                                        TERM OF                                                PORTFOLIOS
                                        OFFICE AND                                             IN FUND
                            POSITION(S) LENGTH OF                                              COMPLEX
NAME, AGE AND ADDRESS       HELD WITH   TIME           PRINCIPAL OCCUPATION(S)                 OVERSEEN BY
OF DIRECTOR                 REGISTRANT  SERVED*        DURING PAST 5 YEARS                     DIRECTOR**
----------------------------------------------------------------------------------------------------------
Barton M. Biggs (69)        Chairman    Chairman  Chairman, Director and Managing Director of      78
1221 Avenue of              and         and       Morgan Stanley Investment Management Inc.
the Americas                Director    Director  and Chairman and Director of Morgan Stanley
New York, NY 10020                      since     Investment Management Limited; Managing
                                        1996      Director of Morgan Stanley & Co.
                                                  Incorporated; Director and Chairman of
                                                  the Board of various U.S. registered
                                                  companies managed by Morgan Stanley
                                                  Investment Management Inc.

Ronald E. Robison (63)      President   President President and Trustee; Chief Operations          78
1221 Avenue of              and         since     Officer and Managing Director of Morgan
the Americas                Director    2001      Stanley Investment Management Inc.;
New York, NY 10020                      and       Managing Director of Morgan Stanley & Co.
                                        Director  Incorporated; formerly, Managing Director
                                        since     and Chief Operating Officer of TCW
                                        2001      Investment Management Company; Director,
                                                  Chief Administrative Officer and President
                                                  of various funds in the Fund Complex.


NAME, AGE AND ADDRESS         OTHER DIRECTORSHIPS HELD BY
OF DIRECTOR                   DIRECTOR
--------------------------------------------------------------
Barton M. Biggs (69)          Member of the Yale Development
1221 Avenue of                Board
the Americas
New York, NY 10020

Ronald E. Robison (63)
1221 Avenue of
the Americas
New York, NY 10020

* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

     Additional information about the Fund's Directors can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-281-2715. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 1011378 and the SAI is found within form type 485BPOS.

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                                     MORGAN STANLEY STRATEGIC ADVISER FUND, INC.
                                     December 31, 2001

OFFICERS:

                                              TERM OF
                                              OFFICE AND
                               POSITION(S)    LENGTH OF
NAME, AGE AND ADDRESS OF       HELD WITH      TIME
EXECUTIVE OFFICER              REGISTRANT     SERVED*       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------
Ronald E. Robison (63)         President      President     Chief Global Operations Officer and Managing Director
Morgan Stanley Investment      and            since         of Morgan Stanley Investment Management Inc.; Director
Management Inc.                Director       2001          and President of various U.S. registered investment
1221 Avenue of the Americas                                 companies managed by Morgan Stanley Investment
New York, NY 10020                                          Management Inc.; Previously, Managing Director and
                                                            Chief Operating Officer of TCW Investment Management
                                                            Company.

Stefanie V. Chang (35)         Vice           Vice          Executive Director of Morgan Stanley & Co. Incorporated
Morgan Stanley Investment      President      President     and Morgan Stanley Investment Management Inc.;
Management Inc.                               since         formerly, practiced law with the New York law firm of
1221 Avenue of                                1997          Rogers & Wells (now Clifford Chance Rogers & Wells
the Americas                                                LLP); Vice President of certain funds in the Fund
New York, NY 10020                                          Complex.

Lorraine Truten (40)           Vice           Vice          Executive Director of Morgan Stanley Investment
Morgan Stanley Investment      President      President     Management Inc.; Head of Global Client Services, Morgan
Management Inc.                               since         Stanley Investment Management Inc.; President, Morgan
1221 Avenue of                                2001          Stanley Fund Distribution, Inc. formerly, President of
the Americas                                                Morgan Stanley Institutional Fund Trust; Vice President
New York, NY 10020                                          of certain funds in the Fund Complex.

Mary E. Mullin (34)            Secretary      Secretary     Vice President of Morgan Stanley & Co. Incorporated and
Morgan Stanley Investment                     since         Morgan Stanley Investment Management Inc.; formerly,
Management Inc.                               1999          practiced law with the New York law firms of McDermott,
1221 Avenue of                                              Will & Emery and Skadden, Arps, Slate, Meagher & Flom
the Americas                                                LLP; Secretary of certain funds in the Fund Complex.
New York, NY 10020

James A. Gallo (37)            Treasurer      Treasurer     Executive Director of Morgan Stanley Investment
Morgan Stanley Investment                     since         Management Inc.; Treasurer of certain funds in the Fund
Management Inc.                               2001          Complex; formerly Director of Fund Accounting at PFPC,
1221 Avenue of                                              Inc.
the Americas
New York, NY 10020

Belinda A. Brady (34)          Assistant      Assistant     Fund Administration Senior Manager, J.P. Morgan
J.P. Morgan Investor           Treasurer      Treasurer     Investor Services Co. (formerly, Chase Global Funds
Services Co.                                  since         Services Company); formerly Senior Auditor at Price
73 Tremont Street                             2001          Waterhouse LLP (now PricewaterhouseCoopers LLP);
Boston, MA 02108-3913                                       Assistant Treasurer of certain funds in the Fund
                                                            Complex.


* Each Officer serves an indefinite term, until his or her successor is elected.

26

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